SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 17	-	SHAREHOLDERS' EQUITY

A.	Description of Ordinary Shares

As of December 31, 2015, Tower had 150 million authorized ordinary shares, par value NIS 15.00 each, of which approximately 82.1 million were issued and outstanding (net of approximately 0.1 million ordinary shares held by Tower as of such date). Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus share (stock dividend) distributions and, in the event of the liquidation of Tower, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

B.	Share Option Plans

(1)
General

The Company has granted to its employees and directors options to purchase ordinary shares under several option plans adopted by the Company. The particular provisions of each plan and grant vary as to vesting period, exercise price, exercise period and other terms. Generally, the exercise price will not be lower than the nominal value of the shares. The options (i) are granted at an exercise price which equals either the closing market price of the ordinary shares immediately prior to the date of grant, or, in relation to grants made from September 2013, an average of the closing price during the 30 trading days immediately prior to the date of grant, (ii) vest over up to a three or four years period according to various vesting schedules, and are not exercisable beyond seven or ten years from the grant date.

Except for those plans described below, as of December 31, 2015 and December 31, 2014, respectively, there are approximately 0.31 million and 0.39 million options outstanding under the Company's option plans (the "Old Plans"). No further options may be granted under Old Plans.

(2)
Tower's 2009 Share Incentive Plans (the "2009 Plans")

In 2009, the Company adopted new share incentive plans for directors, officers and employees of the Company and its subsidiaries. Options were granted at an exercise price which equals the closing market price of the ordinary shares immediately prior to the date of grant, vest over up to a three years period, and are not exercisable beyond seven years from the grant date.

As of December 31, 2015 and December 31, 2014, approximately 1.27 million options and approximately 1.33 million options respectively were outstanding under the 2009 Plans.

(3)	Tower's 2013 Share Incentive Plan (the "2013 Plan")

In 2013, the Company adopted a new share incentive plan for directors, officers, employees and its subsidiaries. Options granted under the 2013 Plan bear an exercise price which equals an average of the closing price during the thirty trading days immediately prior to the date of grant, vest over up to a three-year period and are not exercisable beyond seven years from the grant date.

Under the 2013 Plan, the Company granted in 2015 0.8 million Restricted Stock Units (“RSU”) to its employees vesting over up to a three-year period. The Company measures compensation expense for the RSU is based on the closing market price of the ordinary shares immediately prior to the date of grant, expensing it through the applicable vesting period.

As of December 31, 2015, approximately 4.2 million options and 0.8 million RSU were outstanding under the 2013 Plan. As of December 31, 2014, approximately 5.7 million options were outstanding under the 2013 Plan. Further grants may be approved subject to compensation committee, board of directors and shareholders' approval as may be required by law.

(4)	Independent Directors' Option Plan

In January 2007, our shareholders approved, following approval by the Audit Committee and Board, the grant to each independent director of the Company who is not affiliated with our major shareholders and is not an employee of the Company (“Independent Director”) a grant of 10,000 initial options to purchase Tower's ordinary shares at an exercise price which equals the closing market price of the ordinary shares immediately prior to the date of grant. The initial options vest over 3 years.

Upon the third anniversary of the initial grant of options to an Independent Director, each such Independent Director shall be granted an additional 10,000 options to purchase Tower's ordinary shares, which will vest over 3 years. The exercise price shall be the closing price of Tower's ordinary shares on the trading day immediately prior to the relevant grant date. Subject to certain conditions, the options that have vested shall be exercisable by an Independent Director for a period of ten years following the date on which the relevant options, as the case may be, first vested.

As of December 31, 2015 and December 31, 2014 , approximately  0.06  million options and approximately 0.11 million options respectively were outstanding under the Independent Directors' Option Plan. No further grants have been made under this plan since September 2013.

(5)	Summary of the Status of all the Company's Employees' and Directors' Share Incentive Plans

	2015		2014		2013
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Outstanding as of beginning of year	7,537,219	$6.37	8,066,749	$6.31	4,351,487	$15.21
Granted	100,000	16.92	746,431	5.81	5,402,961	4.54
Exercised	(1,620,056)	4.94	(762,607)	4.36	(23,932)	4.35
Terminated	(26,777)	22.28	(30,901)	35.40	(4,273)	52.79
Forfeited	(112,116)	8.30	(482,453)	5.86	(1,659,494)	23.76
Outstanding as of end of year	5,878,270	6.84	7,537,219	6.37	8,066,749	6.31
Options exercisable as of end of year	2,606,704	$8.93	1,834,281	$11.54	2,419,180	$9.03

	2015
	Number of RSU	Weighted Average Fair Value
Outstanding as of beginning of year	--	$ --
Granted	783,700	15.11
Exercised	--	--
Forfeited	(10,500)	15.15
Outstanding as of end of year	773,200	15.11
RSU exercisable as of end of year	--	$ --

(6)	Summary of Information about Employees' Share Incentive Plans

The following table summarizes information about employees' share options outstanding as of December 31, 2015:

Outstanding as of December 31, 2015			Exercisable as of December 31, 2015
Range of exercise prices	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number exercisable	Weighted average exercise price

$4.35-13.20	5,046,147	4.18	$4.78	1,864,581	$4.69
15.90-20.85	486,112	3.15	16.87	396,112	16.86
$21.00-28.20	346,011	1.45	$22.71	346,011	$22.71
	5,878,270			2,606,704

	Year ended December 31,
	2015	2014	2013
The intrinsic value of options exercised	$15,374	$3,680	$42
The original fair value of options exercised	$3,721	$2,661	$158

Stock-based compensation expenses were recognized in the following line items in the Statement of Operations as follows:

	Year ended December 31,
	2015	2014	2013
Component of income before provision for income taxes:
Cost of goods	$2,214	$753	$597
Research and development, net	1,905	1,034	527
Selling, general and administrative	3,421	2,897	1,658
Stock-based compensation expense	$7,540	$4,684	$2,782

(7)
Weighted Average Grant-Date Fair Value of Options Granted to Employees

The weighted average grant-date fair value of the options granted during 2015, 2014 and 2013 to employees and directors amounted to $7.16, $3.10 and $2.10 per option, respectively. The Company utilizes the Black-Scholes model. The Company estimated the fair value, utilizing the following assumptions for the years 2015, 2014 and 2013 (all in weighted averages):

	2015	2014	2013
Risk-free interest rate	1.2%-1.4%	1.3%-1.8%	0.8%-1.8%
Expected life of options	4.75 years	4.75 years	4.75 years
Expected annual volatility	47%	47%-57%	51%-65%
Expected dividend yield	none	none	none

Risk free interest rate - is based on yield curve rates published by the US Department of Treasury.

Expected life of options - is based upon historical experience and represents the period of time that options granted are expected to be outstanding.

Expected annual volatility - is based on the volatility of Tower's ordinary share prior to the options grant for the term identical to expected life.

C.	Israeli Banks' Capital Notes and Warrants

All issued and outstanding equity equivalent capital notes, totaling approximately 3 million as of December 31, 2015, have no voting rights, no maturity date, no dividend rights, are not tradable, are not registered, do not carry interest, are not linked to any index and are not redeemable. The equity equivalent capital notes are classified in shareholders' equity. As of December 31, 2015, Bank Ha'poalim was the sole holder of such capital notes.
As of December 31, 2015, the Israeli Banks hold a total of approximately 0.7 million warrants received under the Facility Agreement exercisable until December 2018, at various exercise prices between $10.50 and $92.55 per share.

D.	Treasury Stock

During 1999 and 1998, the Company funded the purchase by a trustee of an aggregate of 86,667 of Tower's ordinary shares. These shares are classified as treasury shares.

E.	Dividend Restriction

According to the Facility Agreement, as amended to date, Tower undertook not to distribute any dividends prior to the date that all amounts payable under the Facility Agreement have been paid in full.

F.	Warrants J and Warrants 7

In connection with the issuance of the Jazz 2010 Notes, the note holders received warrants (“Warrants J”), which were exercisable for up to approximately 1.7 million Tower ordinary shares based on an exercise price  of $25.50 per one ordinary share, for a period until June 2015. As of December 31, 2015 Warrants J was fully expired.

In connection with the issuance of Series F in 2012, the debenture holders received warrants (“Warrants 7”) exercisable to approximately 1.9 million ordinary shares of Tower based on an exercise price of approximately $7.2 per one ordinary share. Warrants 7 are exercisable until March 1, 2016. As of December 31, 2015, following some exercises, the remainder of Warrants 7 are exercisable for up to approximately 0.7 million ordinary shares of Tower.

G.	Rights Offering

In June 2013, the Company distributed to its shareholders and certain other security holders rights to purchase ordinary shares and two series of warrants. As a result of the rights offering, the Company received aggregate proceeds of approximately $40,000, including approximately $19,000 through the exercise of Series 8 Warrants issued in this rights offering and exercised in July 2013. The remaining Series 8 Warrants, which were not exercised, expired on July 2013. Those who exercised their rights also received an aggregate of approximately 5.5 million Series 9 Warrants exercisable by June 2017 for the purchase of ordinary shares with an exercise price of $7.33 per share. As of December 31, 2015 and 2014, following exercises occurred, the outstanding Series 9 Warrants are 4.5 million and 5.1 million ordinary shares, respectively.

H.	Debentures

With regard to Debentures, see Notes 13C and 13E.